Deutsche Investment Management Americas Inc.
                                    One Beacon Street
                                    Boston, MA 02108

                                    July 1, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS S&P 500 Plus Fund (the "Fund"), a series of DWS Value Equity Trust (the "Trust") (Reg. Nos. 2-78724, 811-1444)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 80 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on June 25, 2009.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.


                                    Very truly yours,


                                    /s/Thomas H. Connors

                                    Thomas H. Connors
                                    Director and Senior Counsel

cc:      Thomas Hiller, Ropes & Gray LLP